united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited)
February 28, 2017
Shares		Value
	EXCHANGE TRADED FUND - 13.1%
	DEBT FUND - 13.1%
49,902	Vanguard Short - Term Corporate Bond ETF (Cost - $3,999,925)	$ 3,981,181

	OPEN ENDED MUTUAL FUNDS - 30.7%
	DEBT FUNDS - 30.7%
212,434	BlackRock Low Duration Bond Portfolio - Institutional Class	2,045,738
273,128	BMO Short - Term Income Fund - Institutional Class	2,561,941
466,253	MassMutual Premier Short - Duration Bond Fund - Institutional Class	4,765,104
	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $9,475,125)	9,372,783

	TOTAL INVESTMENTS - 43.8% (Cost - $13,475,050) (b)	$ 13,353,964
	OTHER ASSETS LESS LIABILITIES - 56.2%	17,129,245
	NET ASSETS - 100.0%	$ 30,483,209

		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS * - 2.6%
31	3M Co. Future, March 2017
	(Underlying Face Amount at Value $577,809)	$ 27,803
85	Abbott Labotatories Future, March 2017
	(Underlying Face Amount at Value $383,265)	5,011
36	Accenture PLC Future, March 2017
	(Underlying Face Amount at Value $441,072)	571
54	Allstate Corp. Future, March 2017
	(Underlying Face Amount at Value $443,772)	55,014
3	Alphabet, Inc. Future, March 2017
	(Underlying Face Amount at Value $253,530)	13,740
66	Altria Group, Inc. Future, March 2017
	(Underlying Face Amount at Value $494,538)	57,870
4	Amazon.com, Inc. Future, March 2017
	(Underlying Face Amount at Value $338,084)	29,974
39	American Express Co. Future, March 2017
	(Underlying Face Amount at Value $312,312)	18,590
6	Amgen, Inc. Future, March 2017
	(Underlying Face Amount at Value $105,936)	1,954
17	Andarko Petrole Future, March 2017
	(Underlying Face Amount at Value $109,922)	(11,150)
23	Apache Corp. Future, March 2017
	(Underlying Face Amount at Value $120,980)	(33,656)
37	Apple, Inc. Future, March 2017
	(Underlying Face Amount at Value $506,974)	45,380
62	AT&T, Inc. Future, March 2017
	(Underlying Face Amount at Value $259,160)	2,682
10	AUD/CAD X-RATE Future, June 2017
	(Underlying Face Amount at Value $1,533,618)	2,265
7	AUD/JPY Currency Future, June 2017
	(Underlying Face Amount at Value $1,068,847)	(1,001)
7	AUD/USD Currency Future, March 2017
	(Underlying Face Amount at Value $536,200)	(3,290)
34	Baker Hughes, Inc. Future, March 2017
	(Underlying Face Amount at Value $204,986)	(17,811)
112	Bank of America Corp. Future, March 2017
	(Underlying Face Amount at Value $276,416)	18,400
57	Bank of New York Mellon Future, March 2017
	(Underlying Face Amount at Value $268,755)	(9,887)
31	Berkshire Hathaway, Inc. Future, March 2017
	(Underlying Face Amount at Value $531,495)	21,821
22	Boeing Co. Future, March 2017
	(Underlying Face Amount at Value $396,572)	53,949
32	BRAZIL REAL Future, March 2017
	(Underlying Face Amount at Value $1,014,560)	(23,520)

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
February 28, 2017
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 2.6%
2	Brent Crude Future, May 2017
	(Underlying Face Amount at Value $113,020) (a)	$ (1,380)
4	CAD/JPY X-Rate Future, June 2017
	(Underlying Face Amount at Value $601,332)	(1,001)
30	Canola Future (WCE) Future, May 2017
	(Underlying Face Amount at Value $235,660) (a)	(5,486)
29	Capital One Financial Corp. Future, March 2017
	(Underlying Face Amount at Value $272,252)	12,700
28	CATERPILLAR, INC. Future, March 2017
	(Underlying Face Amount at Value $270,704)	(169)
3	Celgene Corp. Future, March 2017
	(Underlying Face Amount at Value $37,559)	3,224
28	Chevron Corp. Future, March 2017
	(Underlying Face Amount at Value $315,056)	(6,988)
86	Cisco Systems, Inc. Future, March 2017
	(Underlying Face Amount at Value $294,034)	34,765
54	Citigroup, Inc. Future, March 2017
	(Underlying Face Amount at Value $323,028)	(1,351)
51	COFF ROBUSTA Future, May 2017
	(Underlying Face Amount at Value $1,092,9300) (a)	(28,560)
3	Coffee "C" Future, May 2017
	(Underlying Face Amount at Value $160,425) (a)	(6,413)
5	Colgate-Palmolive Co. Future, March 2017
	(Underlying Face Amount at Value $36,495)	3,233
138	Comcast Corp. Future, March 2017
	(Underlying Face Amount at Value $516,534)	30,737
19	ConocoPhillips Future, March 2017
	(Underlying Face Amount at Value $92,302)	(8,010)
25	Costco Wholesale Corp. Future, March 2017
	(Underlying Face Amount at Value $443,050)	30,000
19	Cotton No.2 Future, May 2017
	(Underlying Face Amount at Value $725,230) (a)	(2,715)
14	Devon Energy Corp. Future, March 2017
	(Underlying Face Amount at Value $60,718)	(6,313)
76	Dow Chemical Co. Future, March 2017
	(Underlying Face Amount at Value $473,252)	37,865
17	Eli, Lilly & Co. Future, March 2017
	(Underlying Face Amount at Value $140,811)	143
44	Emerson Electric Co. Future, March 2017
	(Underlying Face Amount at Value $264,484)	2,028
10	EUR/SEK Future, June 2017
	(Underlying Face Amount at Value $11,953,750)	(694)
10	EURO/GBP Future, March 2017
	(Underlying Face Amount at Value $1,067,500)	20,185
15	Exelon Corp. Future, March 2017
	(Underlying Face Amount at Value $55,065)	1,687
20	FEDEX Corp. Future, March 2017
	(Underlying Face Amount at Value $386,040)	(6,576)
2	Gasoline RBOB Future, April 2017
	(Underlying Face Amount at Value $145,270) (a)	(6,241)
24	General Dynamics Corp. Future, March 2017
	(Underlying Face Amount at Value $455,640)	31,822
50	General Electric Co. Future, March 2017
	(Underlying Face Amount at Value $149,100)	(9,907)
41	General Motors Future, March 2017
	(Underlying Face Amount at Value $151,085)	(866)
17	Goldman Sachs Group, Inc. Future, March 2017
	(Underlying Face Amount at Value $421,787)	16,974

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
February 28, 2017
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 2.6%
44	Halliburton Co. Future, March 2017
	(Underlying Face Amount at Value $235,268)	$ (1,077)
34	Home Depot, Inc. Future, March 2017
	(Underlying Face Amount at Value 492,796)	22,405
39	Honey Well International, Inc. Future, March 2017
	(Underlying Face Amount at Value $485,628)	13,912
109	HP, Inc. Future, March 2017
	(Underlying Face Amount at Value $189,333)	8,774
14	ILS/USD Future, June 2017
	(Underlying Face Amount at Value $3,850,000)	10,220
79	INTEL Corp. Future, March 2017
	(Underlying Face Amount at Value $286,059)	3,220
17	International Bus Machine Future, March 2017
	(Underlying Face Amount at Value $305,762)	24,295
37	Johnson & Johnson future, March 2017
	(Underlying Face Amount at Value $452,251)	35,594
61	JP Morgan Chase Co. Future, March 2017
	(Underlying Face Amount at Value $552,904)	36,294
48	KRONE/KRONA PAIR Future, March 2017
	(Underlying Face Amount at Value $25,725,000)	(1,865)
24	LME Aluminum Forward Future, March 2017
	(Underlying Face Amount at Value $1,152,750) (a)	51,900
8	LME Copper Forward Future, March 2017
	(Underlying Face Amount at Value $1,193,000) (a)	14,400
13	LME Lead Forward Future, March 2017
	(Underlying Face Amount at Value $734,256) (a)	(41,194)
13	LME Zinc Forward Future, March 2017
	(Underlying Face Amount at Value $917,475) (a)	(488)
19	Lockheed Martin Corp. Future, March 2017
	(Underlying Face Amount at Value $506,597)	10,799
3	LONG GILT Future, June 2017
	(Underlying Face Amount at Value $381,690)	6,380
4	Low Su Gasoil Future, April 2017
	(Underlying Face Amount at Value $196,800) (a)	(5,500)
39	MasterCard, Inc. Future, March 2017
	(Underlying Face Amount at Value $430,872)	21,045
42	McDonalds Corp. Future, March 2017
	(Underlying Face Amount at Value $536,256)	4,803
52	Merck & Co., Inc. Future, March 2017
	(Underlying Face Amount at Value $342,576)	29,741
48	Metlife Co. Future, March 2017
	(Underlying Face Amount at Value $251,760)	(23,057)
46	Microsoft Corp. Future, March 2017
	(Underlying Face Amount at Value $294,354)	10,890
13	Monsanto Co. Future, March 2017
	(Underlying Face Amount at Value $148,005)	3,908
74	Morgan Stanley Future, March 2017
	(Underlying Face Amount at Value $338,032)	17,417
18	National Oilwell Varco, Inc. Future, March 2017
	(Underlying Face Amount at Value $72,774)	958
11	New Zealand Future, March 2017
	(Underlying Face Amount at Value $792,880)	9,680
29	NORFOLK SOUTHERN CORP. Future, March 2017
	(Underlying Face Amount at Value $351,045)	30,673
2	NY Harbor Future, April 2017
	(Underlying Face Amount at Value $137,752) (a)	(899)
42	Oracle Corp. Future, March 2017
	(Underlying Face Amount at Value $178,950)	1,592

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
February 28, 2017
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 2.6%
7	PALLADIUM Future, June 2017
	(Underlying Face Amount at Value $540,190) (a)	$ (5,040)
42	PepsiCo., Inc. Future, March 2017
	(Underlying Face Amount at Value $463,680)	31,350
34	Phillip Morris Future, June 2017
	(Underlying Face Amount at Value $371,858)	19,468
11	PLN/EUR Future, June 2017
	(Underlying Face Amount at Value $1,270,500)	1,929
2	Priceline Group, Inc. Future, March 2017
	(Underlying Face Amount at Value $344,894)	37,110
35	Procter & Gamble Co. Future, March 2017
	(Underlying Face Amount at Value $318,815)	22,810
7	QUALCOMM INC. Future, March 2017
	(Underlying Face Amount at Value $39,543)	(8,873)
29	Raytheon Co. Future, March 2017
	(Underlying Face Amount at Value $447,122)	16,923
20	Red Wheat Future, May 2017
	(Underlying Face Amount at Value $550,250) (a)	(8,462)
29	RUSSIAN RUBLE Future, March 2017
	(Underlying Face Amount at Value $1,239,750)	90,925
21	SCHLUMBERGER LTD Future, March 2017
	(Underlying Face Amount at Value $168,777)	(10,202)
2	SILVER FUTURE, May 2017
	(Underlying Face Amount at Value $184,690) (a)	2,880
16	SOYBEAN FUTURE, May 2017
	(Underlying Face Amount at Value $828,600) (a)	(6,200)
7	SOYBEAN MEAL Future, May 2017
	(Underlying Face Amount at Value $235,480) (a)	(6,100)
18	SOYBEAN OIL FUTURE, May 2017
	(Underlying Face Amount at Value $366,444) (a)	7,668
28	SUGAR #11 Future, May 2017
	(Underlying Face Amount at Value $603,053) (a)	(38,853)
57	Texas Instruments, Inc. Future, March 2017
	(Underlying Face Amount at Value $436,848)	23,141
61	Twenty First Centruy Fox, Inc. Future, March 2017
	(Underlying Face Amount at Value $182,573)	(6,510)
29	UNION PACIFIC CORP. Future, March 2017
	(Underlying Face Amount at Value $313,084)	7,215
39	United Parcel Service, Inc. Future, March 2017
	(Underlying Face Amount at Value $412,542)	(51,289)
34	United Technologies Corp. Future, March 2017
	(Underlying Face Amount at Value $382,738)	5,039
33	UnitedHealth Group, Inc. Future, March 2017
	(Underlying Face Amount at Value $545,853)	17,679
100	US BANCORP Future, March 2017
	(Underlying Face Amount at Value $510,100)	31,777
30	USD/CNH PH Future, March 2017
	(Underlying Face Amount at Value $20,577,000)	(75,926)
12	USD/HUF Future, June 2017
	(Underlying Face Amount at Value $1,178,086)	703
21	USD/SEK Future, June 2017
	(Underlying Face Amount at Value $2,043,133)	4,780
18	Vanguard REIT ETF Future, March 2017
	(Underlying Face Amount at Value $153,486)	4,215
48	Visa Inc. Future,March 2017
	(Underlying Face Amount at Value $422,208)	35,306
16	Walgreens Boot Future, March 2017
	(Underlying Face Amount at Value $138,240)	(2,003)
29	Walt Disney Co. Future, March 2017
	(Underlying Face Amount at Value $319,319)	5,909

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
February 28, 2017
		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 2.6%
20	Wells Fargo Co. Future, March 2017
	(Underlying Face Amount at Value $57,890)	$ 757
63	Weyerhaeuser Co. Future, March 2017
	(Underlying Face Amount at Value $212,499)	3,007
32	WHITE SUGAR (ICE) Future, May 2017
	(Underlying Face Amount at Value $852,160) (a)	(25,750)
	TOTAL FUTURES CONTRACTS PURCHASED	$ 807,605

	SHORT FUTURES CONTRACTS * - 0.1%
(93)	90 Day Euro Future, September 2018
	(Underlying Face Amount at Value $22,786,163)	$ 11,625
(9)	AUD/NZD X-RAT Future, June 2017
	(Underlying Face Amount at Value $1,915,200)	(1,692)
(93)	AUST 3Y Bond Future, March 2017
	(Underlying Face Amount at Value $7,008,016)	(16,225)
(5)	AUST 10Y Bond Future, March 2017
	(Underlying Face Amount at Value $3,738,534)	(5,137)
(74)	Bank Accept Future, December 2017
	(Underlying Face Amount at Value $13,821,398)	(8,468)
(21)	BP Currency Future, March 2017
	(Underlying Face Amount at Value $1,628,156)	37,275
(10)	Bristol-Myer Div Future, March 2017
	(Underlying Face Amount at Value $56,720)	(1,254)
(4)	BRITISH /SWISS Future, June 2017
	(Underlying Face Amount at Value $620,500)	(599)
(8)	BRITISH GBP/JPY Future, June 2017
	(Underlying Face Amount at Value $1,240,917)	(1,251)
(23)	Can 10 Y Bond Future, June 2017
	(Underlying Face Amount at Value $27,724)	(16,286)
(10)	Cattle Feeder Commodity Future, March 2017
	(Underlying Face Amount at Value $625,375) (a)	9,050
(14)	CHF Currency Future, March 2017
	(Underlying Face Amount at Value $1,743,000)	(13,794)
(33)	Cocoa Future, May 2017
	(Underlying Face Amount at Value $5,529) (a)	56,760
(45)	Cocoa Future, May 2017
	(Underlying Face Amount at Value $864,610) (a)	85,164
(42)	CVS Health Corp. Future, March 2017
	(Underlying Face Amount at Value $338,520)	(4,212)
(13)	EUR/AUD Future, June 2017
	(Underlying Face Amount at Value $1,739,139)	(750)
(13)	EUR/CAD Future, June 2017
	(Underlying Face Amount at Value $1,734,871)	2,024
(20)	EUR/CHF Future, June 2017
	(Underlying Face Amount at Value $2,653,652)	(499)
(20)	EUR/NOK Future, June 2017
	(Underlying Face Amount at Value $2,668,310)	598
(16)	EURO FX Currency Future, March 2017
	(Underlying Face Amount at Value $2,120,000)	9,475
(7)	EURO/HUF X-RT Future, June 2017
	(Underlying Face Amount at Value $744,097)	(398)
(9)	EURO-BPT Future, March 2017
	(Underlying Face Amount at Value $1,270,881)	(19,775)
(10)	EURO-OAT Future, March 2017
	(Underlying Face Amount at Value $1,593,369)	(24,205)
(37)	Gilead Sciences Future, March 2017
	(Underlying Face Amount at Value $260,813)	9,005
(5)	JP Yen Currency Future, March 2017
	(Underlying Face Amount at Value $557,250) (a)	(24,050)

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited) (Continued)
February 28, 2017
				Unrealized
				Appreciation
Contracts		Open Futures Contracts		(Depreciation)
		SHORT FUTURES CONTRACTS (Continued) * - 0.1%
(40)		MEXICAN PESO Future, March 2017
		(Underlying Face Amount at Value $994,200)		$ (23,600)
(116)		MILL WHEAT EURO Future, May 2017
		(Underlying Face Amount at Value $1,072,376) (a)		(12,944)
(18)		Nike, Inc. - Class B D Future, March 2017
		(Underlying Face Amount at Value $102,906)		(9,409)
(5)		Occidental Petroleum Corp. Future, March 2017
		(Underlying Face Amount at Value $32,780)		(320)
(11)		PLN/USD Future, June 2017
		(Underlying Face Amount at Value $1,353,000)		(2,530)
(4)		Simon Property Futures, March 2017
		(Underlying Face Amount at Value $78,262)		11
(15)		Target Corp. Future, March 2017
		(Underlying Face Amount at Value $88,170)		7,651
(8)		TRY/EUR Future, June 2017
		(Underlying Face Amount at Value $1,066,851)		3,230
(8)		TRY/USD Future, June 2017
		(Underlying Face Amount at Value $1,068,000)		8,720
(85)		US 2YR NOTE (CBT) Future, June 2017
		(Underlying Face Amount at Value $18,394,510)		(2,656)
(62)		US 5YR NOTE (CBT) Future, June 2017
		(Underlying Face Amount at Value $7,297,586)		(8,719)
(30)		US 10YR NOTE (CBT) Future, June 2017
		(Underlying Face Amount at Value $3,737,340)		(3,751)
(9)		US LONG BOND (CBT) Future, June 2017
		(Underlying Face Amount at Value $1,364,904)		(9,562)
(4)		US ULTRA LONG BOND (CBT) Future, June 2017
		(Underlying Face Amount at Value $647,124)		(5,594)
(9)		USD/ZAR Currency Future, June 2017
		(Underlying Face Amount at Value $918,991)		998
(16)		WHEAT Future, May 2017
		(Underlying Face Amount at Value $355,000) (a)		10,600
		TOTAL SHORT FUTURES CONTRACTS PURCHASED		$ 34,506

		ETF - Exchange Traded Fund
	*	The securities are non-income producing
	(a)	All or portion of this instrument is a holding of MHB Fund Limited.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $13,475,050 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 5,348
			Unrealized Depreciation:	(126,434)
			Net Unrealized Depreciation:	$ (121,086)

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its Consolidated Portfolio of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price, or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open ended investment companies are valued at net asset value.

MHB Fund Limited (“MHB Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund. Monte Capital Group, LLC (the “Advisor”) fair values MHB Ltd. and the underlying investments daily. The daily valuation is based on the current positions. MHB Ltd. Started to invest directly in futures. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

The Fund may hold securities, such as private investments, securities or temporarily interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Fund	$ 3,981,181	$ -	$ -	$ 3,981,181
Open Ended Mutual Funds	9,372,783			9,372,783
Total Investments	$ 13,353,964	$ -	$ -	$ 13,353,964
Derivatives- Futures	1,572,064	-	-	1,572,064
Total Assets	$ 14,926,028	$ -	$ -	$ 14,926,028
Liabilities
Derivatives- Futures	$ 729,953	$ -	$ -	$ 729,953
* Refer to the Consolidated Portfolio of Investments for Industry Classification.
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the
Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – MHB Fund Limited (“MHB Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund. The consolidated financial statements of the Fund include MHB Ltd. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with MHB's investment objectives and policies.

Monte Chesapeake Macro Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

A summary of the Fund's investments in the CFC is as follows:

		Inception Date	MHB Ltd. Net Assets at February 28, 2017	% of Net Assets at February 28, 2017
	MHB Ltd.	7/30/2012	$ 2,521,191	8.27%

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments as of February 28, 2017 as disclosed in the Consolidated Schedule of Investments serve as indicators of the volume of derivative activity for the porfolio.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by the fund as of February 28, 2017:

	Commodity Risk	Currency Risk	Equity Risk	Interest Risk	Total
Futures	$ 42,582	$ 572	$ 875,355	$ (76,398)	$ 842,111

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/28/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 4/28/2017